Jul. 01, 2019

SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS
OF WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo International Value Fund (the "Fund")

Effective immediately, the Fund's Annual Fund Operating Expenses and Example of Expenses tables in the section entitled "Fund Summary - Fees and Expenses" are hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.83%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses[2]	1.27%
Fee Waivers	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers[3]	1.14%

1.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

2.	Includes other expenses allocated from the master portfolio in which the Fund invests.

3.
The Manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$116
3 Years	$390
5 Years	$684
10 Years	$1,522